Document And Entity Information	12 Months Ended
Dec. 31, 2013
Document Information [Line Items]
Entity Registrant Name	ONEOK INC /NEW/
Entity Central Index Key	0001039684
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2013